Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity	Stockholders' Equity
Shares of our common stock outstanding and activity for the years ended December 31, 2021, 2020 and 2019 are presented below:

	Years Ended December 31,
	2021	2020	2019

Common shares outstanding at January 1	162,413,660	161,846,525	172,121,491
Vesting of performance units	67,846	296,801	592,602
Vesting of restricted stock and restricted stock units	737,091	553,381	412,465
Forfeitures of restricted stock	—	—	(13,807)
Purchase of treasury stock (1)	(217,151)	(283,047)	(11,266,226)
Common shares outstanding at December 31	163,001,446	162,413,660	161,846,525

(1)Includes 217,151, 283,047 and 415,466 shares, respectively, withheld under the terms of stock-based compensation agreements to provide funds for the payment of payroll and income taxes due at the vesting of share-based awards, as well as other stock repurchases under separate authority from our Board of Directors.
In November 2019, our Board of Directors approved a $1.0 billion share repurchase program, which replaced all existing share repurchase programs authorizing us to repurchase common stock in the open market or through privately negotiated transactions. The timing and amount of stock repurchases will depend on market conditions and corporate, regulatory and other relevant considerations. This program may be discontinued at any time by our Board of Directors. As of December 31, 2021, we had not repurchased common stock under this stock repurchase program, and we do not intend to repurchase common stock under this program until completion of our ongoing renewables capital projects and completion of the Sinclair Transactions. In addition, we are authorized by our Board of Directors to repurchase shares in an amount sufficient to offset shares issued under our compensation programs.

During the years ended December 31, 2021, 2020 and 2019, we withheld shares of our common stock from certain employees in the amounts of $7.1 million, $7.6 million and $21.9 million, respectively. These withholdings were made under the terms of restricted stock unit and performance share unit agreements upon vesting, at which time, we concurrently made cash payments to fund payroll and income taxes on behalf of officers and employees who elected to have shares withheld from vested amounts to pay such taxes.